Summary of Significant Accounting Policies - Estimated useful lives of class of asset (Details)	Dec. 31, 2025
Office and electronic equipment | Minimum
Summary of Significant Accounting Policies
Estimated Useful Life	3 years
Estimated Residual	0.00%
Office and electronic equipment | Maximum
Summary of Significant Accounting Policies
Estimated Useful Life	10 years
Estimated Residual	5.00%
Motor vehicles
Summary of Significant Accounting Policies
Estimated Useful Life	4 years
Estimated Residual	5.00%
Aircraft
Summary of Significant Accounting Policies
Estimated Useful Life	10 years
Estimated Residual	5.00%
Building
Summary of Significant Accounting Policies
Estimated Useful Life	30 years
Estimated Residual	5.00%
Leasehold improvements
Summary of Significant Accounting Policies
Estimated Residual	0.00%